Leases (Details) ¥ in Millions	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Leases [Line Items]
Number of operating leases	1	1
Requirement amount (in Yuan Renminbi) | ¥		¥ 20
Incremental borrowing rate	4.70%	4.70%
Operating lease expense	$ 180,925		$ 241,498	$ 83,639
Subleases of Vehicles [Member]
Leases [Line Items]
Operating lease expense	$ 30,088		$ 16,065
PRC [Member]
Leases [Line Items]
Incremental borrowing rate	4.45%	4.45%
PRC [Member]
Leases [Line Items]
Incremental borrowing rate	4.75%	4.75%